Commitments and Contingencies (Details)	Dec. 31, 2015 USD ($)
Summary of future contractual obligations
2016	$ 257,000
2017	251,000
2018	152,000
2019	100,000
2020	100,000
Total	860,000
Research and Development [Member]
Summary of future contractual obligations
2016	100,000
2017	100,000
2018	100,000
2019	100,000
2020	100,000
Total	500,000
Property and Other Leases [Member]
Summary of future contractual obligations
2016	157,000
2017	151,000
2018	$ 52,000
2019
2020
Total	$ 360,000